Acquisition of Cromwell AS (Tables)	12 Months Ended
Jun. 30, 2026
Acquisition Of Cromwell As
Schedule of fair values of assets acquired and liabilities assumed at the date of acquisition

(US dollars in thousands)	2026
Fair value of consideration transferred:
Cash paid at closing	20,939
Deferred cash payments	10,048
Fair value of Class A Ordinary Shares issued	3,940
Fair value of warrant issued	2,757
Total consideration	37,684

Cash and cash equivalents	50
Accounts receivable	62
Prepayments and other assets	814
Tax asset	652
Other receivables	1,115
Total current assets	2,693

Property and equipment, net	5,774
Intangible assets	22,300
Right-of-use asset	10,825
Other long-term assets	3,204
Deferred tax assets	264
Total assets	45,060

Accounts payable and accrued expenses	5,262
Lease liability - current portion	759
Other payables	1,028
Unearned revenue	968
Total current liabilities	8,017

Lease liability	10,237
Deferred tax liability	5,521
Total liabilities	23,775

Fair value of identifiable net assets	21,285

Goodwill on acquisition	16,399